Shareholders' Equity - Summary of Stock Options Activity (Details) - USD ($)		12 Months Ended
	May 21, 2017	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Number of Options Outstanding, Beginning Balance		101,188
Number of Options Granted	213,750	213,750	73,688
Number of Options Exercised
Number of Options Expired Forfeited		(15,000)
Number of Options Outstanding Ending Balance		299,938	101,188
Number of Option Expected to Vest in the Future Ending Balance		214,324
Number of Options Exercisable		85,614
Number of Option Vested, Exercisable and Options Expected to Vest Ending Balance		299,938
Weighted Average Exercise Price Outstanding Beginning Balance		$ 8.39
Weighted Average Exercise Price Granted		2.95
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Expired or Forfeited		5.43
Weighted Average Exercise Price Outstanding		8.39	$ 8.39
Weighted Average Exercise Price Expected to Vest		4.55
Weighted Average Exercise Price Exercisable		4.49
Weighted Average Exercise Price, Vested, Exercisable and Options Expected to Vest		$ 4.57
Weighted Average Remaining Contractual Life Outstanding Beginning		9 years 3 months 15 days
Weighted Average Remaining Contractual Life Granted		7 years 8 months 19 days
Weighted Average Remaining Contractual Life Outstanding		7 years 3 months 29 days
Weighted Average Remaining Contractual Life Expected to Vest		6 years 10 months 17 days
Weighted Average Remaining Contractual Life Exercisable		4 years 5 months 27 days
Weighted Average Remaining Contractual Life Vested, Exercisable and Options Expected to Vest		6 years 26 days
Aggregate Intrinsic Value, Outstanding
Aggregate Intrinsic Value Granted		$ 16,600
Aggregate Intrinsic Value Exercised
Aggregate Intrinsic Value Outstanding		16,600
Aggregate Intrinsic Value Options expected to vest in the future		16,000
Aggregate Intrinsic Value Options vested, exercisable and options expected to vest		$ 16,600